Property, Plant and Equipment - Summary of Movements of Property, Plant and Equipment (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	¥ 416,596		¥ 451,115
End of year	384,475	$ 55,920	416,596
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	1,018,447		1,046,539
Additions	44,710		42,648
Transfer to other assets	(4,723)		(4,376)
Disposals	(71,871)		(66,364)
End of year	986,563		1,018,447
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(601,851)		(595,424)
Charge for the year	(66,855)		(67,272)
Disposals	66,618		60,845
End of year	(602,088)		(601,851)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	39,363		37,966
End of year	39,654		39,363
Buildings [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	71,077		67,140
Additions	136		129
Transfer from CIP	2,959		4,219
Disposals	(296)		(411)
End of year	73,876		71,077
Buildings [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(31,714)		(29,174)
Charge for the year	(2,712)		(2,765)
Disposals	204		225
End of year	(34,222)		(31,714)
Telecommunications equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	319,293		327,980
End of year	297,174		319,293
Telecommunications equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	870,692		876,452
Additions	469		293
Transfer from CIP	44,805		58,535
Disposals	(69,581)		(64,588)
End of year	846,385		870,692
Telecommunications equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(551,399)		(548,472)
Charge for the year	(62,308)		(62,311)
Disposals	64,496		59,384
End of year	(549,211)		(551,399)
Office furniture, fixtures, motor vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	4,726		5,021
End of year	4,521		4,726
Office furniture, fixtures, motor vehicles and other equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	20,170		20,007
Additions	396		426
Transfer from CIP	746		783
Disposals	(1,232)		(1,046)
End of year	20,080		20,170
Office furniture, fixtures, motor vehicles and other equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(15,444)		(14,986)
Charge for the year	(1,271)		(1,386)
Disposals	1,156		928
End of year	(15,559)		(15,444)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	1,101		1,348
End of year	938		1,101
Leasehold improvements [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	4,290		4,035
Additions	135		290
Transfer from CIP	253		284
Disposals	(762)		(319)
End of year	3,916		4,290
Leasehold improvements [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(3,189)		(2,687)
Charge for the year	(551)		(810)
Disposals	762		308
End of year	(2,978)		(3,189)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	52,113		78,800
End of year	42,188		52,113
Construction-in-progress [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	52,218		78,905
Additions	43,574		41,510
Transfer from CIP	(48,763)		(63,821)
Transfer to other assets	(4,723)		(4,376)
End of year	42,306		52,218
Construction-in-progress [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(105)		(105)
Charge for the year	(13)
End of year	¥ (118)		¥ (105)